UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:                DECEMBER 31, 2004
                                                            --------------------

Check here if Amendment  [    ] ;  Amendment Number:
                                                            ---------
       This Amendment  (Check only one.):     [    ]  is a restatement.
                                              [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                 SOUND SHORE MANAGEMENT, INC.
                  -----------------------------------------------------
Address:              P.O. BOX 1810
                  -----------------------------------------------------
                      8 SOUND SHORE DRIVE, SUITE 180
                  -----------------------------------------------------
                      GREENWICH, CT  06836

Form 13F File Number:          028-03697

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                 SHANNA S. SULLIVAN
                  -----------------------------------------------------
Title:                VICE PRESIDENT
                  -----------------------------------------------------
Phone:                (203) 629-1980
                  -----------------------------------------------------

Signature, Place, and Date of Signing:

  /s/ SHANNA S. SULLIVAN          GREENWICH, CT          JANUARY 12, 2005
-------------------------    ---------------------     --------------------
      (Signature)                 (City, State)               (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE.  (Check here if no holdings  reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:            Sound Shore Management, Inc.


Number of Other Included Managers:                               0
                                                     ------------------------

Form 13F Information Table Entry Total:                         47
                                                     ------------------------

Form 13F Information Table Value Total:                     $4,355,547
                                                     ------------------------
                                                             (thousands)


List of Other Included Managers:

                                                              NONE

                    Reporting Manager: Sound Shore Management, Inc., 8 Sound Shore Drive, Suite 180, Greenwich, CT 06836
                                                                                                                          12/31/2004

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             Item 1                Item 2  Item 3        Item 4   Item 5           Item 6         Item 7          Item 8
         Name of Issuer            Title   Cusip     Mkt. Value   Shares    INVESTMENT DISCRETION  Mgrs.     VOTING AUTHORITY
                                                                            ---------------------            ----------------
                                     of    Number       x $1000              Sole  Shared Other          Sole      Shared     None
                                   Class                                     (A)    (B)    (C)            (A)       (B)       (C)
------------------------------------------------------------------------------------------------------------------------------------

Aetna Life & Casualty Co.        COMMON   00817Y108     150,838   1,209,120   X                         1,101,020     0    108,100
Agilent Technologies, Inc.       COMMON   00846U101     112,465   4,666,595   X                         4,259,795     0    406,800
Altria Group, Inc.               COMMON   02209S103       1,106      18,100   X                                 0     0     18,100
Ambac Financial Group, Inc.      COMMON   023139108     131,906   1,606,066   X                         1,461,066     0    145,000
Baxter International, Inc.       COMMON   071813109     140,252   4,060,560   X                         3,697,260     0    363,300
Berkshire Hathaway, Inc.         COMMON   084670108     178,789       2,034   X                             1,845     0        189
Berkshire Hathaway, Inc. Cl B    COMMON   084670207       9,718       3,310   X                             3,310     0          0
CIGNA Corporation                COMMON   125509109     155,826   1,910,340   X                         1,740,740     0    169,600
CSX Corporation                  COMMON   126408103      77,211   1,926,413   X                         1,756,613     0    169,800
CenturyTel, Inc.                 COMMON   156700106     130,543   3,680,381   X                         3,334,281     0    346,100
Chubb Corporation                COMMON   171232101     139,986   1,820,370   X                         1,661,370     0    159,000
CitiGroup, Inc.                  COMMON   172967101       1,448      30,053   X                                 0     0     30,053
Citizen's Communications         COMMON   17453B101         607      44,000   X                                 0     0     44,000
Comerica, Inc.                   COMMON   200340107     126,641   2,075,426   X                         1,889,926     0    185,500
ConocoPhillips, Inc.             COMMON   20825C104      36,561     421,059   X                           398,459     0     22,600
Dana Corporation                 COMMON   235811106      65,785   3,796,017   X                         3,375,966     0    420,051
Devon Energy Corporation         COMMON   25179M103      83,683   2,150,137   X                         1,954,337     0    195,800
Directv Group Inc                COMMON   25459L106     108,304   6,469,767   X                         5,798,067     0    671,700
El Paso Corporation              COMMON   28336L109     146,868  14,121,956   X                        12,883,456     0  1,238,500
Freddie Mac                      COMMON   313400301     206,688   2,804,452   X                         2,562,952     0    241,500
Fannie Mae                       COMMON   313586109         762      10,700   X                                 0     0     10,700
Georgia Pacific Corporation      COMMON   373298108     145,915   3,893,131   X                         3,549,831     0    343,300
Halliburton Company              COMMON   406216101     109,613   2,793,408   X                         2,542,808     0    250,600
Hewlett-Packard Company          COMMON   428236103     108,654   5,181,425   X                         4,654,825     0    526,600
Honda Motor Co. Ltd              COMMON   438128308      91,286   3,502,907   X                         3,180,207     0    322,700
Intl Business Machines Corp.     COMMON   459200101         202       2,048   X                                 0            2,048
Interpublic Group of Cos.        COMMON   460690100     148,841  11,107,538   X                        10,127,838     0    979,700
L-3 Communications Holdings Inc  COMMON   502424104      36,830     502,867   X                           483,267     0     19,600
Laboratory Corp of America       COMMON   50540R409     139,629   2,802,679   X                         2,538,579     0    264,100
Liberty Media Corporation        COMMON   530718105     180,957  16,480,575   X                        15,061,775     0  1,418,800
McDonald's Corporation           COMMON   580135101     133,499   4,164,041   X                         3,796,041     0    368,000
Merck & Co. Inc.                 COMMON   589331107         463      14,400   X                                 0     0     14,400
Presidential Life Corporation    COMMON   740884101         170      10,000   X                                 0     0     10,000
Royal Dutch Petroleum Company    COMMON   780257804     104,152   1,815,119   X                         1,661,419     0    153,700
SPX Corporation                  COMMON   784635104     128,966   3,219,333   X                         2,927,233     0    292,100
Sprint Corporation               COMMON   852061100         733      29,500   X                                 0     0     29,500
TJX Companies, Inc.              COMMON   872540109         955      38,000   X                                 0     0     38,000
TRW Automotive Holdings Co.      COMMON   87264S106       8,740     422,200   X                           356,100     0     66,100
Texas Instruments Inc.           COMMON   882508104      84,178   3,419,096   X                         3,127,696     0    291,400
Textron Incorporated             COMMON   883203101         590       8,000   X                                 0     0      8,000
Thermo Electron Corporation      COMMON   883556102     113,053   3,744,704   X                         3,402,604     0    342,100
Time Warner, Inc.                COMMON   887317105     159,955   8,223,909   X                         7,500,809     0    723,100
Tyco International Ltd.          COMMON   902124106     155,911   4,362,368   X                         3,985,868     0    376,500
U.S. Bancorp                     COMMON   902973304     149,798   4,782,832   X                         4,360,132     0    422,700
UnumProvident Corporation        COMMON   91529Y106      59,273   3,303,932   X                         3,009,332     0    294,600
Waste Management, Inc.           COMMON   94106L109     140,987   4,708,977   X                         4,317,977     0    391,000
Watson Pharmaceuticals, Inc.     COMMON   942683103     146,210   4,456,251   X                         4,066,051     0    390,200

   TOTALS:                           47               4,355,547